Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Assets and liabilities measured at fair value at December 31, 2013 and 2012 are summarized below:

	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$622	$622	-	-
Available-for-sale securities:
Corporate debentures	8,953	8,953	-	-
US government or government	423	423	-	-
Fair value of derivatives	1,369	-	1,369	-

Total	11,367	9,998	1,369	-

Liabilities
Fair value of currency derivatives	713	-	713	-
Contingent consideration in respect
of acquisition	3,820	-	-	3,820
	$4,533	-	$713	$3,820
	Fair value measurements at reporting date using
		Quoted prices in	Significant
		Active markets	Other	Significant
		For identical	Observable	Unobservable
	December 31	Assets	Inputs	Inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities	$1,552	$1,552	-	-
Available-for-sale securities:
Corporate debentures	11,014	11,014	-	-
US government or government
agency debentures	1,658	1,658	-	-
Short-term investments	1,339	1,339	-	-
Fair value of derivatives	983	-	983	-

Total	16,546	15,563	983	-

Liabilities

Fair value of derivatives	$682	-	$682	-